ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 16,200,077	$ 15,992,647
Accumulated amortization	(9,690,506)	(4,175,051)
Net carrying value	6,509,571	11,817,596
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	3,403,455	3,359,877
Accumulated amortization	(1,070,921)	(355,274)
Net carrying value	2,332,534	3,004,603
Order Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	12,796,622	12,632,770
Accumulated amortization	(8,619,585)	(3,819,777)
Net carrying value	$ 4,177,037	$ 8,812,993